SUPPLEMENTAL STATEMENT OF CASH FLOWS INFORMATION (Tables)	12 Months Ended
Dec. 29, 2018
SUPPLEMENTAL STATEMENT OF CASH FLOWS INFORMATION
Schedule of net effect of changes in operating assets and liabilities

Supplemental cash flow information was as follows for the periods indication (in thousands):

	Fiscal Year Ended
	December 29,	December 30,	December 31,
	2018	2017	2016
Interest paid	$28,504	$29,879	$19,634
Income taxes paid	16,347	20,640	25,292